4. Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and banks	R$ 100,008	R$ 101,928
Unrestrictedly available financial investments:
Bank Deposit Certificates (CDB)/Repurchase and resale agreements	2,475,282	2,182,882
Total cash and cash equivalents	R$ 2,575,290	R$ 2,284,810